DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 25, 2021 USD ($)
Principal Maturities
2022	$ 42,683
2023	8,863
2024	40,214
2026	302
Thereafter	228,300
Total	$ 320,362